Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-Based Compensation
35. SHARE-BASED COMPENSATION
The Santander UK group operates share schemes and arrangements for eligible employees. The main current schemes are the Sharesave Schemes, the Long-Term Incentive Plan (the LTIP), the Deferred Shares Bonus Plan and the Partnership Shares scheme. All the share options and awards relate to shares in Banco Santander SA.
The amount charged to the income statement in respect of share-based payment transactions is set out in Note 6.
a) Sharesave Schemes
The Santander UK group launched its
twelfth
HM Revenue & Customs approved Sharesave Scheme under Banco Santander SA ownership in September 201
9
. The first eleven Sharesave Schemes were launched each year from 2008 to 2018 under broadly similar terms. Under the Sharesave Scheme’s HMRC-approved savings limits, eligible employees may enter into contracts to save between £5 and £500 per month. For all schemes, at the end of a fixed term of three or five years after the grant date, the employees can use these savings to buy shares in Banco Santander SA at a discount, calculated in accordance with the rules of the scheme. The discount is currently 10% of the average middle market quoted price of Banco Santander SA shares over the first three dealing days prior to invitation. The vesting of awards under the scheme depends on continued employment with the Banco Santander SA group. Participants in the scheme have six months from the date of vest to exercise the option.
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

	2019		2018
	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £
Outstanding at 1 January	26,838	3.12	27,201	3.12
Granted	9,594	2.83	6,210	3.46
Exercised	(7,978)	2.83	(3,340)	3.16
Forfeited/expired	(5,081)	3.42	(3,233)	3.76

Outstanding at 31 December	23,373	3.03	26,838	3.12

Exercisable at 31 December	2,519	3.62	10,370	2.81
The weighted average share price at the date the options were exercised was £3.18 (2018: £3.79).
The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2019 and 2018.

	2019		2018
Range of exercise prices	Weighted average remaining contractual life Years	Weighted average exercise price £	Weighted average remaining contractual life Years	Weighted average exercise price £
£2 to £3	3	2.80	2	2.75
£3 to £4	2	3.38	3	3.36
£4 to £5	2	4.13	3	4.11
The fair value of each option at the date of grant is estimated using a partial differentiation equation model. This model uses assumptions on the share price, the EUR
/
GBP FX rate, the risk free interest rate, dividend yields, the expected volatility of the underlying shares and the expected lives of options granted. The weighted average grant-date fair value of options granted during the year was
£0.49 (2018: £0.53).
At 31 December 2019, the carrying amount of liabilities arising from share-based payment transactions in the Santander UK Group Holdings plc group was £2.4m (2018: £7.7m), of which £1.4m had vested at 3
1
 December 2019 (2018: £0.7m).

b) LTIP
In 2014 and 2015, conditional cash awards were made to certain Executive Directors, Key Management Personnel (as defined in Note
36
) and other nominated individuals which are converted into shares in Banco Santander SA at the time of vesting and deferred for three years. There have been no LTIP awards granted since 2015 due to the introduction of a single variable remuneration framework across the Banco Santander group in 2016.
The LTIP plans granted in 2014 and 2015 involve
d
a
one-year
performance cycle for vesting, deferred for a further three-year period dependent upon performance conditions applied. Beneficiaries were granted an initial award determined in GBP which was converted into shares in Banco Santander SA in January 2015 and January 2016 respectively based on performance over the performance cycle. The 2014 LTIP awards lapsed during 2018 due to the performance conditions not being satisfied.

The 2015 LTIP vested in January 2016, was deferred over three years and was subject to performance conditions based on Banco Santander SA’s Earnings Per Share (EPS) and Return on Tangible Equity (RoTE) performance against budget. The conditions of the 2015 LTIP were
 met and
payment w
as made
 to the remaining eligible population in
March
2019 at 65.78% of the original award.

The following table summarises the movement in the value of conditional awards in the LTIPs in 2019 and
2018
:

	2015 LTIP		2014 LTIP
	2019 £000	2018 £000	2019 £000	2018 £000
Outstanding at 1 January	6,374	6,503	0	1,910
Payments made	(4,578)	—	0	—
Forfeited/cancelled	(1,796)	(129)	0	(1,910)

Outstanding at 31 December	0	6,374	0	—

c) Deferred shares bonus plan
Deferred bonus awards are designed to align employee performance with shareholder value and encourage increased retention of senior employees. During 2018 and 2019, conditional share awards were made to employees (designated as Material Risk Takers). Such employees receive part of their annual bonus as a deferred award comprising 50% in shares, and 50% in cash.
Any deferred awards are dependent on continued employment or subject to Santander’s discretion for leavers.

For 2018 and 2019 bonus awards, deferral of the award is over a three, five or seven-year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year
retention period from the point of delivery.
Material Risk Takers are required to defer either 40% or 60% of any annual bonus (
40
% for variable pay of less than £500,000,
60
% for variable pay at or above this amount). Vesting of both deferred bonus awards and long-term bonus awards is subject to risk and performance adjustment in the event of deficient performance and prudent financial control provisions.
d) Partnership Shares scheme
A Partnership Shares scheme is operated for eligible employees under the Share Incentive Plan (SIP) umbrella. Participants can choose to invest up to £1,800 per tax year (or no more than 10% of an employee’s salary for the tax year) from pre-tax
salary to buy Banco Santander SA shares. Shares are held in trust for the participants. There are no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions.
2,396,909
shares were outstanding at 31 December 2019 (2018:
2,346,108
shares).